Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
Basis of Accounting
The financial statements of the Plan have been prepared on an accrual basis of accounting in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”).
Use of Estimates
The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.
Risks and Uncertainties
Plan investments, including the Company’s common stock, are exposed to various risks such as interest rate, market and credit risks. Due to the level of risk associated with these investments, including in connection with recent market volatility due to economic uncertainty in the United States, among others, it is at least reasonably possible that changes in the value of the Plan investments will occur and that such changes could materially affect the amounts reported in the Statements of Net Assets Available for Benefits.
Investment Valuation and Income Recognition
The shares of Company common stock and investments in mutual funds are valued at fair value as of year-end. See Note 5 — Fair Value Measurements for discussion of fair value measurements.
Dividend income is accrued on the ex-dividend date.
Purchases and sales of securities are recorded on a trade date basis. Interest income is recorded on an accrual basis. Realized gains and losses from security transactions are reported using the average cost method. Net appreciation includes the Plan’s gains and losses on investments bought and sold as well as held during the year.
Participant Contribution Receivables
The participant contribution receivables represent amounts deferred by participants from their compensation and withheld by the Company, but not yet remitted to the Plan as of the statement of net assets available for benefits date.
Notes Receivable from Participants
Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on an accrual basis. Related fees are recorded as administrative expenses and are expensed as incurred. No allowance for credit losses was recorded as of December 31, 2025 or 2024. Delinquent participant loans are reclassified as distributions in accordance with the provisions set forth in the Plan document.
Payment of Benefits
Benefits are recorded when paid.
Income Taxes
Management has evaluated the Plan’s tax positions and concluded that the Plan has maintained its tax-exempt status and has taken no uncertain tax positions that require adjustment to the financial statements. Therefore, no provision or liability for income taxes has been included in the financial statements.
Recent Accounting Pronouncements
Presently, Plan management is not aware of any recent accounting pronouncements from the Financial Accounting Standards Board that will have a material impact on the Plan’s present or future financial statements.